Investments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments [Line Items]
Short-term investment	€ 52,050	€ 2,044,050
Short term deposit	44,050	44,050
Short-term commercial deposit with sales	8,000
Interest income	€ 63,118	444
Bank aggregate amount		€ 2,000,000
Bottom of range [Member]
Investments [Line Items]
Annual interest rate percentage		3.54%
Top of range [Member]
Investments [Line Items]
Annual interest rate percentage		3.37%